UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Managing Members
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico            New York, NY             2/14/07
------------------            ------------             -------
  [Signature]                 [City, State]            [Date]

/s/ Ellen H. Adams            New York, NY             2/14/07
------------------            ------------             -------
  [Signature]                 [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                                                         VALUE    SHARES/    SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   x($1000)  PRN AMT    PRN CALL DISCRETN MANAGERS    SOLE    SHARED      NONE
---------------------------------------------------------------- -------------------------------------------------------------------
ACTIVISION INC NEW             COM NEW        004930202   17,339  1,005,734  SH        SOLE      NA     1,005,734     0          0
AMERICAN TOWER CORP            CL A           029912201   11,692    313,616  SH        SOLE      NA       313,616     0          0
AMTRUST FINANCIAL SERVICES INC COM            032359309   11,970  1,400,000  SH        SOLE      NA     1,400,000     0          0
APPLE COMPUTER INC             COM            037833100   26,943    317,570  SH        SOLE      NA       317,570     0          0
BANK NEW YORK INC              COM            064057102      333      8,449  SH        SOLE      NA         8,449     0          0
BOEING CO                      COM            097023105   21,507    242,086  SH        SOLE      NA       242,086     0          0
CARROLS RESTAURANT GROUP INC   COM            14574X104      355     25,000  SH        SOLE      NA        25,000     0          0
CELGENE CORP                   COM            151020104    8,807    153,091  SH        SOLE      NA       153,091     0          0
CISCO SYS INC                  COM            17275R102   51,486  1,883,855  SH        SOLE      NA     1,883,855     0          0
CORNING INC                    COM            219350105   29,720  1,588,447  SH        SOLE      NA     1,588,447     0          0
COUNTRYWIDE FINANCIAL CORP     COM            222372104   15,953    375,800  SH        SOLE      NA       375,800     0          0
CYMER INC                      COM            232572107    7,032    160,000  SH        SOLE      NA       160,000     0          0
DOBSON COMMUNICATIONS CORP     CL A           256069105   13,609  1,562,442  SH        SOLE      NA     1,562,442     0          0
ELECTRONIC ARTS INC            COM            285512109   15,900    315,729  SH        SOLE      NA       315,729     0          0
EQUINIX INC                    COM NEW        29444U502   34,885    461,314  SH        SOLE      NA       461,314     0          0
GAMESTOP CORP NEW              CL A           36467W109   18,390    333,703  SH        SOLE      NA       333,703     0          0
GOOGLE INC                     CL A           38259P508   21,872     47,499  SH        SOLE      NA        47,499     0          0
INTEROIL CORP                  COM            460951106    6,425    212,100  SH        SOLE      NA       212,100     0          0
KLA-TENCOR CORP                COM            482480100   25,245    507,433  SH        SOLE      NA       507,433     0          0
KOMAG INC                      COM NEW        500453204      216      5,700  SH        SOLE      NA         5,700     0          0
LAS VEGAS SANDS CORP           COM            517834107   12,409    138,684  SH        SOLE      NA       138,684     0          0
MEMC ELECTR MATLS INC          COM            552715104   56,758  1,450,139  SH        SOLE      NA     1,450,139     0          0
MIRANT CORP NEW                COM            60467R100   13,023    412,503  SH        SOLE      NA       412,503     0          0
NII HLDGS INC                  CL B NEW       62913F201   45,045    699,018  SH        SOLE      NA       699,018     0          0
PETROHAWK ENERGY CORP          COM            716495106    6,510    566,127  SH        SOLE      NA       566,127     0          0
RESEARCH IN MOTION LTD         COM            760975102   24,566    192,251  SH        SOLE      NA       192,251     0          0
SEAGATE TECHNOLOGY             SHS            G7945J104   27,593  1,041,235  SH        SOLE      NA     1,041,235     0          0
SEMITOOL INC                   COM            816909105    6,187    464,843  SH        SOLE      NA       464,843     0          0
STARWOOD HOTELS&RESORTS WRLD   COM            85590A401   16,991    271,849  SH        SOLE      NA       271,849     0          0
TIME WARNER TELECOM INC        CL A           887319101   30,698  1,540,304  SH        SOLE      NA     1,540,304     0          0
TRANSOCEAN INC                 ORD            G90078109   11,972    148,000  SH        SOLE      NA       148,000     0          0
UAL CORP                       COM NEW        902549807   10,240    232,725  SH        SOLE      NA       232,725     0          0
U S AIRWAYS GROUP INC          COM            90341W108   10,285    191,000  SH        SOLE      NA       191,000     0          0
WYNN RESORTS LTD               COM            983134107   18,325    195,258  SH        SOLE      NA       195,258     0          0
XM SATELLITE RADIO HLDGS INC   CL A           983759101   11,456    792,800  SH        SOLE      NA       792,800     0          0

                            35                           641,734

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         35
Form 13F Information Table Value Total:         641,734
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE